Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	May 31, 2013	Feb. 28, 2013	May 31, 2012	Feb. 29, 2012	Feb. 28, 2011	Feb. 28, 2010
Current assets
Cash and cash equivalents	$ 3,256	$ 9,534	$ 4,532	$ 15,032	$ 20,029	$ 10,773
Restricted cash	14,751	10,123		10,322
Accounts receivable, less reserves of $4,584 and $3,515 respectively	107,564	52,271		76,841
Inventories	124,812	125,144		132,195
Deferred income taxes	12,726	12,386		16,019
Other current assets	8,106	8,337		7,788
Total current assets	271,215	217,795		258,197
Property, plant and equipment, net	370,089	371,868		371,574
Goodwill	89,073	89,073		90,847
Other intangible assets	20,771	21,000		26,344
Other assets	29,459	34,452		29,360
Total assets	780,607	734,188		776,322
Current liabilities
Current maturities of long-term debt	9,708	11,342		7,538
Accounts payable - trade	55,829	20,608		27,558
Accrued liabilities	50,155	54,007		51,631
Total current liabilities	115,692	85,957		86,727
Long-term debt, less current maturities	622,738	566,645		521,475
Deferred income taxes	49,159	52,443		96,674
Other liabilities	30,226	36,733		21,578
Total liabilities	817,815	741,778		726,454
Commitments and contingencies (Note 7)
Deficit
Accumulated deficit	(164,273)	(134,297)		(76,779)
Additional paid-in capital	126,962	126,962		126,964
Accumulated other comprehensive loss	(2,353)	(2,422)		(2,181)
Total New Enterprise Stone & Lime Co., Inc. deficit	(39,390)	(9,483)		48,276
Noncontrolling interest in consolidated subsidiaries	2,182	1,893		1,592
Total deficit	(37,208)	(7,590)		49,868	(53,070)	(98,872)
Total liabilities and deficit	780,607	734,188		776,322
Common Stock, Class A
Deficit
Common stock	1	1		21
Total deficit		1		21
Common Stock, Class B
Deficit
Common stock	273	273		251
Total deficit		$ 273		$ 251